Net Assets (Tables)	12 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of sale of stock

The following table summarizes the Common Shares issued and net proceeds from the Public Offering during the year ended September 30, 2024. There were no proceeds from the Public Offering during the period from June 30, 2023 (commencement of operations) to September 30, 2023.

	Class I
Subscriptions Effective	Shares Issued	Net Proceeds
November 1, 2023	97,680.000	$2,442
December 1, 2023	1,094,615.081	27,442
January 1, 2024	9,936,232.788	249,101
February 1, 2024	1,705,939.025	42,683
March 1, 2024	2,456,196.864	61,552
April 1, 2024	4,020,367.842	101,193
May 1, 2024	3,923,079.849	98,666
June 1, 2024	3,510,784.993	88,437
July 1, 2024	3,604,832.795	90,553
August 1, 2024	4,415,983.832	110,753
September 1, 2024	4,281,633.232	107,554
	39,047,346.301	$980,376

	Class S
Subscriptions Effective	Shares Issued	Net Proceeds
April 1, 2024	814,973.864	$20,513
May 1, 2024	228,279.932	5,741
June 1, 2024	392,250.097	9,880
July 1, 2024	463,881.516	11,653
August 1, 2024	246,907.329	6,193
September 1, 2024	456,977.977	11,479
	2,603,270.715	$65,459

Schedule of Net Offering Price Per Share	The following table summarizes the net offering price per share of Common Shares in the Public Offering during the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023.

	Net Offering Price Per Share
For the Month Ended	Class I	Class S
Year ended September 30, 2024
October 31, 2023	$25.00	$—
November 30, 2023	25.07	—
December 31, 2023	25.07	—
January 31, 2024	25.02	—
February 29, 2024	25.06	—
March 31, 2024	25.17	—
April 30, 2024	25.15	25.15
May 31, 2024	25.19	25.19
June 30, 2024	25.12	25.12
July 31, 2024	25.08	25.08
August 31, 2024	25.12	25.12
September 30, 2024	25.10	25.10

Period from June 30, 2023 (commencement of operations) to September 30, 2023
July 31, 2023	$25.00	$—
August 31, 2023	25.05	—
September 30, 2023	25.00	—

Schedule of Dividend Declarations and Distributions

Class I
			Shares	Net Distribution	Total Dividends
Date Declared	Record Date	Payment Date	Outstanding	Per Share	Declared
Year ended September 30, 2024
August 3, 2023	October 31, 2023	November 29, 2023	26,194,330.889	$0.2100	$5,501
November 17, 2023	November 30, 2023	December 29, 2023	26,353,713.391	0.2200	5,798
November 17, 2023	December 30, 2023	January 30, 2024	27,513,765.783	0.2200	6,053
November 17, 2023	January 31, 2024	February 28, 2024	37,521,105.819	0.2200	8,255
February 2, 2024	February 29, 2024	March 29, 2024	39,279,712.403	0.2200	8,641
February 2, 2024	March 31, 2024	April 29, 2024	41,822,979.970	0.2200	9,201
February 2, 2024	April 30, 2024	May 30, 2024	45,942,385.416	0.2200	10,107
May 3, 2024	May 31, 2024	June 28, 2024	49,987,591.040	0.2200	10,997
May 3, 2024	June 30, 2024	July 30, 2024	53,635,734.336	0.2200	11,800
May 3, 2024	July 31, 2024	August 30, 2024	57,395,957.902	0.2200	12,628
August 2, 2024	August 31, 2024	September 27, 2024	61,912,050.088	0.2200	13,621
August 2, 2024	September 30, 2024	October 30, 2024	66,374,648.607	0.2200	14,602
Total dividends declared for the year ended September 30, 2024					$117,204

Period from June 30, 2023 (commencement of operations) to September 30, 2023
July 31, 2023	July 31, 2023	August 29, 2023	26,012,927.600	$0.2100	$5,463
August 2, 2023	August 31, 2023	September 29, 2023	26,072,695.096	0.2100	5,475
August 2, 2023	September 30, 2023	October 30, 2023	26,133,510.522	0.2100	5,488
Total dividends declared for the period from June 30, 2023 (commencement of operations) to September 30, 2023					$16,426

Class S
				Net	Total
			Shares	Distribution	Dividends
Date Declared	Record Date	Payment Date	Outstanding	Per Share	Declared
Year ended September 30, 2024
April 19, 2024	April 30, 2024	May 30, 2024	814,973.864	$0.2022	$165
May 3, 2024	May 31, 2024	June 28, 2024	1,047,494.875	0.2022	212
May 3, 2024	June 30, 2024	July 30, 2024	1,444,919.231	0.2022	292
May 3, 2024	July 31, 2024	August 30, 2024	1,914,357.236	0.2022	387
August 2, 2024	August 31, 2024	September 27, 2024	2,168,575.972	0.2022	437
August 2, 2024	September 30, 2024	October 30, 2024	2,633,722.656	0.2022	533
Total dividends declared for the year ended September 30, 2024					$2,026

Schedule of Summarized Dividend Distribution Reinvestment Plan Information

The following table summarizes the Company’s distributions reinvested during the year ended September 30, 2024 and the period from June 30, 2023 (commencement of operations) to September 30, 2023.

Class I
Payment Date	DRIP Shares Issued	Amount ($) per share	DRIP Shares Value (1)
Year ended September 30, 2024
October 30, 2023	60,820.367	$25.00	$1,521
November 29, 2023	61,702.502	25.00	1,543
December 29, 2023	65,437.311	25.07	1,640
January 30, 2024	71,107.248	25.07	1,782
February 28, 2024	79,967.559	25.02	2,001
March 29, 2024	87,070.703	25.06	2,182
April 29, 2024	99,037.604	25.17	2,493
May 30, 2024	122,125.775	25.15	3,071
June 28, 2024	137,358.303	25.19	3,460
July 30, 2024	155,390.771	25.12	3,904
August 30, 2024	165,834.688	25.08	4,159
September 27, 2024	180,965.287	25.12	4,546
	1,286,818.118		$32,302

Period from June 30, 2023 (commencement of operations) to September 30, 2023
August 29, 2023	59,767.496	$25.00	$1,494
September 29, 2023	60,815.426	25.05	1,524
	120,582.922		$3,018

Class S
		Amount ($) per	DRIP Shares
Payment Date	DRIP Shares Issued	share	Value(1)
Year ended September 30, 2024
May 30, 2024	4,241.079	$25.15	$107
June 28, 2024	5,174.259	25.19	130
July 30, 2024	5,556.489	25.12	140
August 30, 2024	7,311.407	25.08	183
September 27, 2024	8,168.707	25.12	205
	30,451.941		$765
(1)	Reflects DRIP shares issued multiplied by the unrounded amount per share.

Schedule of stock repurchase program

The following table presents share repurchases completed under the share repurchase program during the year ended September 30, 2024. There were no share repurchases completed during the period from June 30, 2023 (commencement of operations) to September 30, 2023.

						Maximum
						number of
						shares that
						may yet be
						purchased
Repurchase	Total Number of	Percentage of			Amount	under the
Deadline	Shares Repurchased	Outstanding Shares	Price Paid	Repurchase	Repurchased	Repurchase
Request	(all classes)	Repurchased(1)	Per Share	Pricing Date	(all classes)(2)	Program(3)
February 1, 2024	27,300.000	0.10%	$25.07	December 31, 2023	$670	—
August 1, 2024	65,726.334	0.12%	$25.12	June 30, 2024	$1,640	—
(1)Percentage is based on total shares as of the close of the previous calendar quarter.
(2)Amounts shown net of Early Repurchase Deduction.
(3)	All repurchase requests were satisfied in full.